Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (15.2%)

	Airlines (0.3%)
46,800	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	$46,455
249,249	Alaska Airlines Pass Through Trust Series 2020-1, Class A*µ 4.800%, 02/15/29	241,348
132,911	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	134,123
287,560	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	253,734
	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*
179,667	5.500%, 04/20/26	177,168
65,000	5.750%, 04/20/29	63,057
275,623	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	247,369
273,487	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	275,729
354,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	358,279

		1,797,262

	Communication Services (1.6%)
200,000	Altice France Holding, SA* 10.500%, 05/15/27	84,946
300,000	Altice France, SA* 5.500%, 10/15/29	213,336
320,000	APi Group DE, Inc.* 4.750%, 10/15/29	285,190
260,000	Arrow Bidco, LLC* 9.500%, 03/15/24	260,710
280,000	Ashtead Capital, Inc.* 2.450%, 08/12/31	221,861
	Audacy Capital Corp.*
336,000	6.750%, 03/31/29	7,342
131,000	6.500%, 05/01/27	3,151
204,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	167,592
405,000	Consolidated Communications, Inc.*^ 6.500%, 10/01/28	316,576
	CSC Holdings, LLC*
400,000	5.375%, 02/01/28	334,348
400,000	4.625%, 12/01/30	202,208
400,000	4.500%, 11/15/31	287,384
370,000	5.500%, 04/15/27	317,734
200,000	5.750%, 01/15/30	103,822
	Diamond Sports Group, LLC / Diamond Sports Finance Company*@
210,000	6.625%, 08/15/27	6,206
146,000	5.375%, 08/15/26	4,654
368,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.* 5.875%, 08/15/27	332,521

PRINCIPAL AMOUNT		VALUE
187,000	Embarq Corp. 7.995%, 06/01/36	$106,311
275,000	Frontier California, Inc. 6.750%, 05/15/27	254,089
	Frontier Communications Holdings, LLC*
169,000	5.000%, 05/01/28	143,375
65,000	8.750%, 05/15/30	62,704
289,000	Frontier Florida, LLC@ 6.860%, 02/01/28	271,232
400,000	Frontier North, Inc.@ 6.730%, 02/15/28	361,620
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
235,000	3.500%, 03/01/29	202,554
69,000	5.250%, 12/01/27	66,380
	iHeartCommunications, Inc.
100,000	8.375%, 05/01/27	68,500
100,000	5.250%, 08/15/27*	78,903
	Intelsat Jackson Holdings, SA@&
200,000	0.000%, 07/15/25*	—
135,000	0.000%, 08/01/23	—
330,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	310,065
198,330	Ligado Networks, LLC* 15.500%, 11/01/23 PIK rate	68,914
	Lumen Technologies, Inc.
200,000	7.600%, 09/15/39	73,518
135,000	4.000%, 02/15/27*	88,830
130,000	Match Group Holdings II, LLC*^ 3.625%, 10/01/31	107,272
185,000	Paramount Global‡ 6.375%, 03/30/62 5 year CMT + 4.00%	152,828
94,000	Qwest Corp. 7.250%, 09/15/25	91,806
	Scripps Escrow II, Inc.*
136,000	3.875%, 01/15/29	113,160
68,000	5.375%, 01/15/31	51,820
225,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	188,282
	Sirius XM Radio, Inc.*
345,000	5.500%, 07/01/29	315,675
268,000	4.000%, 07/15/28	233,471
130,000	3.125%, 09/01/26	117,269
65,000	3.875%, 09/01/31	50,955
242,000	Spanish Broadcasting System, Inc.*^ 9.750%, 03/01/26	167,810
680,000	Sprint, LLCµ 7.125%, 06/15/24	686,548
235,000	Stagwell Global, LLC* 5.625%, 08/15/29	200,251
297,000	TEGNA, Inc. 4.625%, 03/15/28	267,763
210,000	Telecom Italia Capital, SA 6.000%, 09/30/34	170,039
260,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	156,146
105,000	Time Warner Cable, LLC 7.300%, 07/01/38	107,186
435,000	United States Cellular Corp. 6.700%, 12/15/33	376,545

See accompanying Notes to Schedule of Investments

1

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
100,000	Univision Communications, Inc.* 8.000%, 08/15/28	$100,852

		8,962,254

	Consumer Discretionary (3.2%)
320,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	325,165
330,000	Adient Global Holdings Company*^ 8.250%, 04/15/31	339,349
213,000	American Axle & Manufacturing, Inc. 6.875%, 07/01/28	202,917
	Ashton Woods USA, LLC / Ashton Woods Finance Company*
228,000	4.625%, 08/01/29	197,681
204,000	6.625%, 01/15/28	196,838
325,000	At Home Group, Inc.* 4.875%, 07/15/28	189,001
	Bath & Body Works, Inc.
355,000	6.694%, 01/15/27	356,722
330,000	6.875%, 11/01/35	306,481
	Caesars Entertainment Corp.*^
168,000	4.625%, 10/15/29	148,042
132,000	8.125%, 07/01/27	135,674
	Carnival Corp.*
134,000	10.500%, 02/01/26	141,294
134,000	4.000%, 08/01/28	119,265
133,000	7.625%, 03/01/26^	131,383
315,000	Carriage Services, Inc.* 4.250%, 05/15/29	273,401
195,000	Carvana Company* 4.875%, 09/01/29	121,119
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
725,000	5.125%, 05/01/27	680,869
300,000	6.375%, 09/01/29	287,073
300,000	4.750%, 03/01/30	260,121
266,000	4.250%, 02/01/31	218,689
150,000	4.500%, 08/15/30	127,038
130,000	5.000%, 02/01/28	120,323
130,000	4.750%, 02/01/32	107,791
130,000	CDI Escrow Issuer, Inc.* 5.750%, 04/01/30	120,908
207,000	Cedar Fair, LP^ 5.250%, 07/15/29	186,074
132,000	Churchill Downs, Inc.* 6.750%, 05/01/31	129,187
	Dana, Inc.
220,000	4.250%, 09/01/30	188,984
195,000	4.500%, 02/15/32^	163,825
	DISH DBS Corp.
325,000	5.250%, 12/01/26*	266,880
215,000	7.750%, 07/01/26	139,397
168,000	7.375%, 07/01/28	94,737
130,000	5.125%, 06/01/29	65,794
265,000	DISH Network Corp.* 11.750%, 11/15/27	266,887
400,000	Empire Resorts, Inc.* 7.750%, 11/01/26	324,764
296,000	Everi Holdings, Inc.* 5.000%, 07/15/29	262,795
275,000	Ford Motor Company^ 6.100%, 08/19/32	266,274

PRINCIPAL AMOUNT		VALUE
	Ford Motor Credit Company, LLC
515,000	7.350%, 11/04/27	$529,822
425,000	4.000%, 11/13/30	366,754
350,000	5.113%, 05/03/29	326,914
340,000	7.200%, 06/10/30	349,738
200,000	7.350%, 03/06/30	207,262
	Gap, Inc.*
98,000	3.875%, 10/01/31	70,166
13,000	3.625%, 10/01/29	9,697
	goeasy, Ltd.*
460,000	5.375%, 12/01/24	449,011
241,000	4.375%, 05/01/26	220,905
114,000	Group 1 Automotive, Inc.* 4.000%, 08/15/28	100,907
283,000	Guitar Center, Inc.*^ 8.500%, 01/15/26	260,711
	International Game Technology, PLC*
345,000	6.250%, 01/15/27	345,593
200,000	4.125%, 04/15/26	190,546
165,000	Kohl’s Corp. 5.550%, 07/17/45	107,539
265,000	LCM Investments Holdings II, LLC* 8.250%, 08/01/31	269,407
265,000	Liberty Interactive, LLC 8.250%, 02/01/30	99,375
	Life Time, Inc.*
256,000	8.000%, 04/15/26	256,468
135,000	5.750%, 01/15/26	132,546
100,000	Lindblad Expeditions Holdings, Inc.* 9.000%, 05/15/28	103,337
168,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	162,849
175,000	M/I Homes, Inc. 3.950%, 02/15/30	152,924
	Macy’s Retail Holdings, LLC
440,000	6.700%, 07/15/34*	366,432
135,000	4.300%, 02/15/43	84,974
310,000	Mclaren Finance, PLC* 7.500%, 08/01/26	276,938
332,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	295,616
193,000	Mohegan Tribal Gaming Authority* 8.000%, 02/01/26	176,977
	Newell Brands, Inc.^
65,000	6.375%, 09/15/27	63,948
33,000	6.625%, 09/15/29	33,079
	Nordstrom, Inc.
130,000	5.000%, 01/15/44	88,716
123,000	4.250%, 08/01/31	97,184
305,000	Penn Entertainment, Inc.*^ 4.125%, 07/01/29	252,293
250,000	PetSmart, Inc. / PetSmart Finance Corp.* 4.750%, 02/15/28	229,700
365,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.* 5.625%, 09/01/29	279,356
759,000	Rite Aid Corp.* 8.000%, 11/15/26	380,312
132,000	Royal Caribbean Cruises, Ltd.* 7.250%, 01/15/30	133,932

See accompanying Notes to Schedule of Investments

2

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
370,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	$308,687
530,000	Six Flags Entertainment Corp.* 7.250%, 05/15/31	507,586
303,000	Sonic Automotive, Inc.*^ 4.625%, 11/15/29	259,932
193,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	180,812
545,000	Station Casinos, LLC* 4.500%, 02/15/28	495,023
162,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	158,259
65,000	Viking Cruises, Ltd.* 9.125%, 07/15/31	66,829
300,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	255,441
135,000	Windsor Holdings III, LLC* 8.500%, 06/15/30	135,859
265,000	ZF North America Capital, Inc.* 7.125%, 04/14/30	272,929

		17,576,027

	Consumer Staples (0.6%)
303,000	1375209 B.C., Ltd.* 9.000%, 01/30/28	304,233
305,000	Central Garden & Pet Company* 4.125%, 04/30/31	255,681
304,000	Edgewell Personal Care Company* 4.125%, 04/01/29	266,207
	Energizer Holdings, Inc.*
370,000	4.375%, 03/31/29^	322,000
66,000	6.500%, 12/31/27	64,512
	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*
390,000	5.500%, 01/15/30	377,563
175,000	5.125%, 02/01/28µ	170,240
100,000	5.750%, 04/01/33	96,061
177,000	New Albertsons, LP 7.750%, 06/15/26	183,390
261,000	Performance Food Group, Inc.* 4.250%, 08/01/29	231,862
	Pilgrim’s Pride Corp.
210,000	5.875%, 09/30/27*	207,600
210,000	4.250%, 04/15/31	181,499
115,000	Post Holdings, Inc.* 5.750%, 03/01/27	112,814
252,000	Prestige Brands, Inc.* 3.750%, 04/01/31	212,458
165,000	United Natural Foods, Inc.* 6.750%, 10/15/28	137,710
413,000	Vector Group, Ltd.* 5.750%, 02/01/29	360,256

		3,484,086

	Energy (1.8%)
267,000	Antero Resources Corp.* 5.375%, 03/01/30	249,090
268,000	Apache Corp. 5.100%, 09/01/40	227,867

PRINCIPAL AMOUNT		VALUE
	Buckeye Partners, LP
210,000	3.950%, 12/01/26	$193,630
135,000	5.850%, 11/15/43	104,543
365,000	Callon Petroleum Company*^ 7.500%, 06/15/30	354,893
129,000	Cheniere Energy, Inc. 4.625%, 10/15/28	121,544
198,000	Chesapeake Energy Corp.* 6.750%, 04/15/29	197,297
72,000	Civitas Resources, Inc.* 8.750%, 07/01/31	74,561
	Continental Resources, Inc.*
200,000	2.875%, 04/01/32	155,654
135,000	5.750%, 01/15/31	130,828
202,000	DT Midstream, Inc.* 4.125%, 06/15/29	179,333
	Earthstone Energy Holdings, LLC*
256,000	8.000%, 04/15/27	254,945
100,000	9.875%, 07/15/31	103,466
150,000	Enbridge, Inc.‡ 7.375%, 01/15/83 5 year CMT + 3.71%	148,791
	Energy Transfer, LP‡
390,000	8.651%, 11/01/66 3 mo. SOFR + 3.28%	312,905
197,000	6.500%, 11/15/26 5 year CMT + 5.69%	179,810
	EnLink Midstream Partners, LP
340,000	9.618%, 08/31/23‡ 3 mo. USD LIBOR + 4.11%	294,229
285,000	4.850%, 07/15/26	277,211
168,000	Enlink Midstream, LLC* 6.500%, 09/01/30	169,463
300,000	EQM Midstream Partners, LP* 7.500%, 06/01/27	305,241
	Genesis Energy, LP / Genesis Energy Finance Corp.
274,000	6.250%, 05/15/26^	263,130
66,000	8.875%, 04/15/30	65,921
	Gulfport Energy Corp.
260,000	0.000%, 05/15/25@&	—
255,000	8.000%, 05/17/26*	258,476
79,461	8.000%, 05/17/26	80,544
365,000	Hilcorp Energy I, LP / Hilcorp Finance Company* 6.000%, 04/15/30	337,603
196,000	Howard Midstream Energy Partners, LLC* 6.750%, 01/15/27	190,126
262,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	256,938
	Moss Creek Resources Holdings, Inc.*
145,000	10.500%, 05/15/27	141,774
130,000	7.500%, 01/15/26	121,827
200,000	Nabors Industries, Inc.* 7.375%, 05/15/27	195,844
200,000	Nabors Industries, Ltd.* 7.500%, 01/15/28	184,336
	New Fortress Energy, Inc.*
272,000	6.750%, 09/15/25	259,194
135,000	6.500%, 09/30/26	124,015
280,000	Parkland Corp.* 5.875%, 07/15/27	272,524

See accompanying Notes to Schedule of Investments

3

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
261,000	Patterson-UTI Energy, Inc. 5.150%, 11/15/29	$242,187
270,000	Plains All American Pipeline, LP‡ 9.431%, 08/31/23 3 mo. USD LIBOR + 4.11%	245,298
230,000	Rockcliff Energy II, LLC* 5.500%, 10/15/29	211,575
	Southwestern Energy Company
135,000	5.375%, 02/01/29	127,709
130,000	4.750%, 02/01/32	115,930
65,000	Sunoco, LP / Sunoco Finance Corp. 4.500%, 04/30/30	57,873
330,000	Transocean, Inc.* 8.750%, 02/15/30	342,705
	Venture Global Calcasieu Pass, LLC*
165,000	6.250%, 01/15/30	161,497
65,000	4.125%, 08/15/31	55,228
65,000	3.875%, 08/15/29	56,410
	Venture Global LNG, Inc.*
330,000	8.375%, 06/01/31	335,155
200,000	8.125%, 06/01/28	203,382
	Vital Energy, Inc.
165,000	7.750%, 07/31/29*	141,745
131,000	9.500%, 01/15/25^	130,906
275,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	255,838
260,000	Weatherford International, Ltd.* 8.625%, 04/30/30	266,669

		9,737,660

	Financials (2.5%)
356,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	344,740
400,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	399,240
416,000	AG Issuer, LLC* 6.250%, 03/01/28	402,480
460,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 6.750%, 10/15/27	438,109
	Ally Financial, Inc.
302,000	4.700%, 05/15/26‡ ‡‡ 5 year CMT + 3.87%	230,423
125,000	4.700%, 05/15/28‡ 7 year CMT + 3.48%	88,244
110,000	8.000%, 11/01/31	116,827
533,000	AmWINS Group, Inc.* 4.875%, 06/30/29	489,123
292,000	Aviation Capital Group, LLC*µ 3.500%, 11/01/27	263,381
110,000	Avolon Holdings Funding, Ltd.*µ 5.500%, 01/15/26	106,945
533,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	476,379
	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
250,000	4.500%, 04/01/27	216,457
169,000	5.750%, 05/15/26	158,721
200,000	Burford Capital Global Financial, LLC* 6.875%, 04/15/30	183,108

PRINCIPAL AMOUNT		VALUE
237,000	Castlelake Aviation Finance DAC*^ 5.000%, 04/15/27	$218,924
	Credit Acceptance Corp.
350,000	6.625%, 03/15/26^	343,437
238,000	5.125%, 12/31/24*	233,407
344,000	Enact Holdings, Inc.*µ 6.500%, 08/15/25	340,718
389,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*^ 3.750%, 12/15/27	310,897
439,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	433,350
	HUB International, Ltd.*
398,000	5.625%, 12/01/29	356,274
283,000	7.000%, 05/01/26	282,714
202,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 4.375%, 02/01/29	164,034
360,000	ILFC E-Capital Trust II*‡ 7.314%, 12/21/65 3 mo. USD LIBOR + 1.80%	261,000
	Iron Mountain, Inc.*
550,000	5.250%, 03/15/28	517,594
66,000	7.000%, 02/15/29	66,312
540,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.* 5.000%, 08/15/28	461,576
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
522,000	5.250%, 10/01/25	500,546
130,000	4.750%, 06/15/29	109,672
378,000	LD Holdings Group, LLC* 6.125%, 04/01/28	248,543
	Level 3 Financing, Inc.*
353,000	3.400%, 03/01/27	311,911
280,000	4.250%, 07/01/28	198,610
135,000	4.625%, 09/15/27	102,786
200,000	LPL Holdings, Inc.* 4.000%, 03/15/29	179,450
585,000	MetLife, Inc. 6.400%, 12/15/66	589,124
365,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	331,325
	Navient Corp.
288,000	5.000%, 03/15/27	260,994
145,000	4.875%, 03/15/28	126,831
300,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	235,479
	OneMain Finance Corp.
185,000	9.000%, 01/15/29	188,147
180,000	3.875%, 09/15/28	148,459
127,000	7.125%, 03/15/26^	125,882
132,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*^ 5.875%, 10/01/28	122,437
416,000	PHH Mortgage Corp.* 7.875%, 03/15/26	377,183

See accompanying Notes to Schedule of Investments

4

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
70,000	PNC Financial Services Group, Inc.µ‡ 6.000%, 05/15/27 5 year CMT + 3.00%	$64,959
300,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	267,606
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
125,000	3.625%, 03/01/29	106,570
120,000	3.875%, 03/01/31	98,989
65,000	2.875%, 10/15/26	58,036
269,000	StoneX Group, Inc.* 8.625%, 06/15/25	272,734
	United Wholesale Mortgage, LLC*
310,000	5.500%, 04/15/29	272,865
130,000	5.750%, 06/15/27	121,733
	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC*
135,000	6.500%, 02/15/29	94,133
132,000	10.500%, 02/15/28	131,307
300,000	VZ Secured Financing, BV* 5.000%, 01/15/32	244,158
280,000	XHR, LP* 6.375%, 08/15/25	276,363

		14,071,246

	Health Care (1.1%)
	Bausch Health Companies, Inc.*
539,000	11.000%, 09/30/28	399,776
105,000	14.000%, 10/15/30	67,023
98,000	6.125%, 02/01/27	64,729
	CHS/Community Health Systems, Inc.*
533,000	6.125%, 04/01/30	336,845
305,000	8.000%, 03/15/26	299,974
146,000	6.875%, 04/15/29	97,271
33,000	5.250%, 05/15/30	26,425
	DaVita, Inc.*
531,000	4.625%, 06/01/30	453,814
313,000	3.750%, 02/15/31	250,494
	Embecta Corp.*
195,000	5.000%, 02/15/30	161,072
67,000	6.750%, 02/15/30	59,154
	Encompass Health Corp.
130,000	4.750%, 02/01/30	118,491
130,000	4.500%, 02/01/28	120,940
282,000	HCA, Inc. 7.500%, 11/06/33	311,390
200,000	Jazz Securities DAC* 4.375%, 01/15/29	178,160
116,075	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 10.000%, 06/15/29	19,301
	Medline Borrower, LP*
336,000	5.250%, 10/01/29^	298,623
335,000	3.875%, 04/01/29	293,812
	Organon & Company / Organon Foreign Debt Co-Issuer, BV*
490,000	5.125%, 04/30/31	415,907
200,000	4.125%, 04/30/28	179,390
302,000	Team Health Holdings, Inc.* 6.375%, 02/01/25	156,566
	Tenet Healthcare Corp.
625,000	6.250%, 02/01/27	613,869
375,000	6.875%, 11/15/31	375,892

PRINCIPAL AMOUNT		VALUE
	Teva Pharmaceutical Finance Netherlands III, BV
335,000	5.125%, 05/09/29	$308,069
200,000	4.750%, 05/09/27	186,414
130,000	3.150%, 10/01/26	117,701

		5,911,102

	Industrials (2.3%)
300,000	ACCO Brands Corp.*^ 4.250%, 03/15/29	257,910
300,000	AerCap Holdings, NV^‡ 5.875%, 10/10/79 5 year CMT + 4.54%	290,850
265,000	Air Lease Corp.‡ 4.125%, 12/15/26 5 year CMT + 3.15%	192,485
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
440,000	4.625%, 01/15/27	417,736
271,000	3.500%, 03/15/29	236,027
195,000	5.875%, 02/15/28	190,921
300,000	Allegiant Travel Company* 7.250%, 08/15/27	297,075
65,000	American Airlines Group, Inc.*^ 3.750%, 03/01/25	62,099
146,000	Arcosa, Inc.* 4.375%, 04/15/29	132,365
700,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK Rate	570,136
206,000	Beacon Roofing Supply, Inc.*^ 4.125%, 05/15/29	182,291
261,000	BWX Technologies, Inc.* 4.125%, 04/15/29	237,066
	Cascades, Inc. / Cascades USA, Inc.*
138,000	5.375%, 01/15/28	130,536
135,000	5.125%, 01/15/26	130,247
66,000	Delta Air Lines, Inc. 7.375%, 01/15/26	68,579
68,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.* 4.750%, 10/20/28	65,892
350,000	Deluxe Corp.* 8.000%, 06/01/29	294,154
195,000	Eco Material Technologies, Inc.* 7.875%, 01/31/27	188,319
66,000	Emerald Debt Merger Sub, LLC* 6.625%, 12/15/30	65,717
145,000	EnerSys* 4.375%, 12/15/27	134,728
161,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	141,759
	Graphic Packaging International, LLC*
175,000	4.750%, 07/15/27	168,756
125,000	3.500%, 03/01/29	109,414
290,000	Great Lakes Dredge & Dock Corp.*^ 5.250%, 06/01/29	246,990
623,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	547,598

See accompanying Notes to Schedule of Investments

5

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
402,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	$379,914
350,000	Herc Holdings, Inc.* 5.500%, 07/15/27	336,595
310,000	IEA Energy Services, LLC* 6.625%, 08/15/29	303,416
290,000	JELD-WEN, Inc.*^ 4.625%, 12/15/25	285,563
445,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	392,316
265,000	Knife River Holding Company* 7.750%, 05/01/31	271,429
134,000	MasTec, Inc.* 4.500%, 08/15/28	124,671
170,000	Moog, Inc.* 4.250%, 12/15/27	157,701
323,000	Newfold Digital Holdings Group, Inc.* 6.000%, 02/15/29	238,645
272,000	Novelis Corp.* 4.750%, 01/30/30	244,808
100,000	OI European Group, BV* 4.750%, 02/15/30	90,758
310,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC* 4.000%, 10/15/27	279,583
399,000	Patrick Industries, Inc.* 4.750%, 05/01/29	347,250
135,000	QVC, Inc. 5.450%, 08/15/34	68,433
	Sealed Air Corp.*
206,000	6.125%, 02/01/28	205,802
65,000	5.000%, 04/15/29	60,757
247,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	209,011
	Sinclair Television Group, Inc.*
201,000	4.125%, 12/01/30	131,084
135,000	5.500%, 03/01/30	71,230
270,000	Standard Industries, Inc.* 5.000%, 02/15/27	258,946
216,000	Stericycle, Inc.* 3.875%, 01/15/29	191,046
200,000	STL Holding Company, LLC* 7.500%, 02/15/26	186,418
200,000	TransDigm UK Holdings, PLC 6.875%, 05/15/26	199,264
	TransDigm, Inc.
366,000	6.250%, 03/15/26*	364,701
205,000	7.500%, 03/15/27	204,965
200,000	6.750%, 08/15/28*	201,234
198,000	Tronox, Inc.* 4.625%, 03/15/29	164,310
109,383	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	98,592
265,000	Vertiv Group Corp.* 4.125%, 11/15/28	238,171
274,000	Wabash National Corp.* 4.500%, 10/15/28	231,303
240,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	227,410
68,000	WESCO Distribution, Inc.* 7.250%, 06/15/28	69,511

PRINCIPAL AMOUNT		VALUE
	Williams Scotsman International, Inc.*
282,000	6.125%, 06/15/25	$281,146
67,000	4.625%, 08/15/28	61,903

		12,537,536

	Information Technology (0.7%)
131,000	Booz Allen Hamilton, Inc.* 4.000%, 07/01/29	118,538
153,000	Coherent Corp.*^ 5.000%, 12/15/29	137,900
315,000	CommScope Technologies, LLC*^ 6.000%, 06/15/25	286,200
245,000	CommScope, Inc.* 4.750%, 09/01/29	188,802
162,000	Dell International, LLC / EMC Corp.µ 6.020%, 06/15/26	164,287
130,000	Dun & Bradstreet Corp.*^ 5.000%, 12/15/29	115,326
138,000	Fair Isaac Corp.* 4.000%, 06/15/28	126,843
300,000	KBR, Inc.* 4.750%, 09/30/28	274,905
	MPH Acquisition Holdings, LLC*
300,000	5.750%, 11/01/28^	230,001
130,000	5.500%, 09/01/28	113,482
130,000	NCR Corp.* 5.125%, 04/15/29	116,474
198,000	ON Semiconductor Corp.* 3.875%, 09/01/28	179,572
	Open Text Corp.*
204,000	3.875%, 02/15/28	181,907
135,000	6.900%, 12/01/27	138,137
98,000	3.875%, 12/01/29	82,967
98,000	Open Text Holdings, Inc.* 4.125%, 12/01/31	81,462
130,000	Playtika Holding Corp.* 4.250%, 03/15/29	114,855
370,000	TTM Technologies, Inc.* 4.000%, 03/01/29	315,732
	Twilio, Inc.
185,000	3.625%, 03/15/29	159,192
66,000	3.875%, 03/15/31^	55,924
325,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	280,257
300,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.*^ 3.875%, 02/01/29	258,294

		3,721,057

	Materials (0.7%)
140,000	ArcelorMittal, SA^ 7.000%, 10/15/39	145,254
147,000	ATI, Inc. 5.875%, 12/01/27	143,629
67,000	Carpenter Technology Corp. 7.625%, 03/15/30	68,468
195,000	Chemours Company* 4.625%, 11/15/29	165,274
420,000	Clearwater Paper Corp.* 4.750%, 08/15/28	372,326
199,000	Cleveland-Cliffs, Inc.* 6.750%, 04/15/30	194,091
	Commercial Metals Company
130,000	4.125%, 01/15/30	117,013

See accompanying Notes to Schedule of Investments

6

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
65,000	4.375%, 03/15/32	$56,816
250,000	Constellium, SE* 3.750%, 04/15/29	217,672
205,000	HB Fuller Company 4.250%, 10/15/28	184,137
200,000	INEOS Finance, PLC* 6.750%, 05/15/28	190,870
215,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	213,112
	Kaiser Aluminum Corp.*
300,000	4.625%, 03/01/28	269,778
33,000	4.500%, 06/01/31	27,083
63,000	LSF11 A5 HoldCo, LLC* 6.625%, 10/15/29	52,966
344,000	Mercer International, Inc. 5.125%, 02/01/29	282,407
250,000	OCI, NV* 6.700%, 03/16/33	247,575
	Owens-Brockway Glass Container, Inc.*^
200,000	7.250%, 05/15/31	203,526
200,000	6.625%, 05/13/27	199,498
305,000	Silgan Holdings, Inc. 4.125%, 02/01/28	279,545
131,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	77,112

		3,708,152

	Other (0.1%)

	Gen Digital, Inc.*
140,000	7.125%, 09/30/30^	141,227
140,000	6.750%, 09/30/27	140,617

		281,844

	Real Estate (0.1%)

210,000	EPR Properties 3.750%, 08/15/29	172,918
	Forestar Group, Inc.*
195,000	5.000%, 03/01/28	181,660
137,000	3.850%, 05/15/26	127,677
301,000	MIWD Holdco II, LLC / MIWD Finance Corp.*^ 5.500%, 02/01/30	256,184
125,000	Service Properties Trust 5.250%, 02/15/26	114,242

		852,681

	Special Purpose Acquisition Companies (0.1%)

	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
260,000	6.750%, 01/15/30^	223,631
131,000	4.625%, 01/15/29	114,942

		338,573

	Utilities (0.1%)

97,000	PPL Capital Funding, Inc.‡ 8.203%, 03/30/67 3 mo. USD LIBOR + 2.67%	87,919
350,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	325,766

PRINCIPAL AMOUNT		VALUE
	Vistra Corp.*‡
125,000	7.000%, 12/15/26 5 year CMT + 5.74%	$112,697
65,000	8.000%, 10/15/26 5 year CMT + 6.93%	61,963

		588,345

	TOTAL CORPORATE BONDS (Cost $83,469,926)	83,567,825

CONVERTIBLE BONDS (120.5%)

	Communication Services (9.2%)

199,000	Cable One, Inc.µ 0.000%, 03/15/26	163,869
	Liberty Media Corp.*
8,000,000	0.500%, 12/01/50	8,737,200
7,750,000	2.250%, 08/15/27µ	8,182,450
7,500,000	3.750%, 03/15/28	8,172,375
4,500,000	Match Group Financeco 3, Inc.*µ 2.000%, 01/15/30	4,209,615
5,250,000	Perficient, Inc.µ 0.125%, 11/15/26	4,187,715
	Snap, Inc.µ
11,000,000	0.000%, 05/01/27	8,261,550
5,000,000	0.750%, 08/01/26	4,633,850
3,000,000	Zillow Group, Inc. 1.375%, 09/01/26	3,969,120

		50,517,744

	Consumer Discretionary (24.3%)

9,750,000	Airbnb, Inc.µ 0.000%, 03/15/26	8,775,097
4,000,000	Booking Holdings, Inc. 0.750%, 05/01/25	6,465,000
3,750,000	Carnival Corp.* 5.750%, 12/01/27	6,239,888
6,000,000	Chegg, Inc.µ 0.000%, 09/01/26	4,512,540
	DISH Network Corp.
11,135,000	0.000%, 12/15/25	6,800,145
550,000	2.375%, 03/15/24µ	507,051
11,750,000	DraftKings Holdings, Inc.µ 0.000%, 03/15/28	9,079,342
11,250,000	Etsy, Inc.µ 0.125%, 09/01/27	9,907,087
14,500,000	Ford Motor Company 0.000%, 03/15/26	14,844,955
7,500,000	Liberty Broadband Corp.*µ 3.125%, 03/31/53	7,665,000
2,125,000	Lucid Group, Inc.* 1.250%, 12/15/26	1,425,046
9,000,000	Marriott Vacations Worldwide Corp.*µ 3.250%, 12/15/27	8,695,080
7,125,000	Rivian Automotive, Inc.* 4.625%, 03/15/29	11,471,321
5,000,000	Shake Shack, Inc.µ 0.000%, 03/01/28	4,018,200
13,250,000	Vail Resorts, Inc.µ^ 0.000%, 01/01/26	11,755,400
11,750,000	Wayfair, Inc.*µ 3.250%, 09/15/27	16,868,417

See accompanying Notes to Schedule of Investments

7

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
3,750,000	Wynn Macau, Ltd.* 4.500%, 03/07/29	$4,153,688

		133,183,257

	Consumer Staples (0.7%)
4,000,000	Post Holdings, Inc.*µ 2.500%, 08/15/27	3,988,560

	Energy (3.3%)
1,325,000	EQT Corp. 1.750%, 05/01/26	3,824,692
4,265,000	Nabors Industries, Inc.*µ 1.750%, 06/15/29	3,724,539
3,750,000	Northern Oil And Gas, Inc.* 3.625%, 04/15/29	4,580,438
2,500,000	Pioneer Natural Resources Company 0.250%, 05/15/25	5,994,725
9,600,000	SunEdison, Inc.*@ 0.000%, 01/15/49	96,000

		18,220,394

	Financials (1.5%)
7,500,000	Morgan Stanley Finance, LLC 1.000%, 11/23/27	8,409,750

	Health Care (27.4%)
4,000,000	Alnylam Pharmaceuticals, Inc.*µ 1.000%, 09/15/27	3,905,760
4,750,000	Alphatec Holdings, Inc. 0.750%, 08/01/26	5,471,287
4,752,000	BioMarin Pharmaceutical, Inc.µ 0.599%, 08/01/24	4,644,985
8,250,000	CONMED Corp.µ 2.250%, 06/15/27	8,669,017
10,500,000	CryoPort, Inc.*µ 0.750%, 12/01/26	8,347,710
	Dexcom, Inc.
13,817,000	0.250%, 11/15/25	14,548,334
7,000,000	0.375%, 05/15/28*	7,080,710
2,079,000	Envista Holdings Corp. 2.375%, 06/01/25	3,531,577
6,000,000	Exact Sciences Corp. 0.375%, 03/15/27	6,618,060
6,250,000	Halozyme Therapeutics, Inc.*µ 1.000%, 08/15/28	6,266,375
3,750,000	Insmed, Inc. 0.750%, 06/01/28	3,250,050
3,750,000	Insulet Corp. 0.375%, 09/01/26	4,983,525
7,750,000	Integer Holdings Corp.* 2.125%, 02/15/28	9,494,602
3,750,000	Integra LifeSciences Holdings Corp.µ 0.500%, 08/15/25	3,512,850
3,750,000	Ionis Pharmaceuticals, Inc.µ 0.000%, 04/01/26	3,541,163
8,000,000	Jazz Investments I, Ltd.^ 2.000%, 06/15/26	8,314,160
3,189,000	Lantheus Holdings, Inc.* 2.625%, 12/15/27	4,236,012
9,000,000	NeoGenomics, Inc.µ 0.250%, 01/15/28	6,669,900
3,750,000	NextGen Healthcare, Inc.*µ 3.750%, 11/15/27	3,700,238

PRINCIPAL AMOUNT		VALUE
3,500,000	NuVasive, Inc.µ 0.375%, 03/15/25	$3,196,200
7,500,000	Omnicell, Inc.µ 0.250%, 09/15/25	7,206,600
7,000,000	Pacira BioSciences, Inc.µ 0.750%, 08/01/25	6,465,060
2,200,000	Repligen Corp.µ 0.375%, 07/15/24	3,389,144
3,250,000	Sarepta Therapeutics, Inc.*µ 1.250%, 09/15/27	3,462,615
5,750,000	Tandem Diabetes Care, Inc.*µ 1.500%, 05/01/25	5,363,313
3,442,000	TransMedics Group, Inc.*µ 1.500%, 06/01/28	4,198,448

		150,067,695

	Industrials (7.8%)
3,750,000	Axon Enterprise, Inc.* 0.500%, 12/15/27	3,874,350
6,250,000	John Bean Technologies Corp.µ^ 0.250%, 05/15/26	5,992,937
3,750,000	Middleby Corp. 1.000%, 09/01/25	4,729,050
4,250,000	Parsons Corp. 0.250%, 08/15/25	4,976,538
6,250,000	Southwest Airlines Company^ 1.250%, 05/01/25	6,898,000
17,000,000	Uber Technologies, Inc.µ 0.000%, 12/15/25	16,283,790

		42,754,665

	Information Technology (38.1%)
3,750,000	Akamai Technologies, Inc. 0.375%, 09/01/27	3,696,413
7,750,000	Bentley Systems, Inc. 0.125%, 01/15/26	7,924,607
6,500,000	BILL Holdings, Inc.µ 0.000%, 12/01/25	6,991,530
5,250,000	Camtek Ltd.* 0.000%, 12/01/26	5,361,615
7,000,000	Confluent, Inc.µ 0.000%, 01/15/27	5,848,640
8,250,000	CyberArk Software, Ltd. 0.000%, 11/15/24	9,692,347
5,500,000	Datadog, Inc. 0.125%, 06/15/25	7,577,075
5,250,000	DigitalOcean Holdings, Inc.µ 0.000%, 12/01/26	4,189,973
7,927,000	Enphase Energy, Inc.µ 0.000%, 03/01/26	7,302,432
5,000,000	Five9, Inc.µ 0.500%, 06/01/25	4,968,250
11,750,000	Microchip Technology, Inc.^ 0.125%, 11/15/24	13,603,445
1,750,000	MongoDB, Inc. 0.250%, 01/15/26	3,569,860
	NCL Corp. Ltd.
5,250,000	1.125%, 02/15/27µ	4,927,020
4,000,000	2.500%, 02/15/27µ	3,846,960
2,750,000	5.375%, 08/01/25	3,833,913
	Okta, Inc.µ
6,500,000	0.125%, 09/01/25	5,921,760
3,500,000	0.375%, 06/15/26	3,025,890
15,000,000	ON Semiconductor Corp.* 0.500%, 03/01/29	18,377,550

See accompanying Notes to Schedule of Investments

8

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
4,750,000	Palo Alto Networks, Inc. 0.375%, 06/01/25	$11,979,310
9,750,000	Repay Holdings Corp.*µ 0.000%, 02/01/26	8,058,375
12,000,000	Shift4 Payments, Inc. 0.000%, 12/15/25	13,053,360
3,200,000	SK Hynix, Inc. 1.750%, 04/11/30	4,207,360
9,750,000	Splunk, Inc.µ 1.125%, 06/15/27	8,419,125
8,500,000	Tyler Technologies, Inc.µ 0.250%, 03/15/26	8,543,860
12,500,000	Unity Software, Inc.µ 0.000%, 11/15/26	10,031,250
5,500,000	Wix.com, Ltd. 0.000%, 08/15/25	4,898,245
	Wolfspeed, Inc.µ
7,750,000	1.875%, 12/01/29*	6,720,257
4,469,000	0.250%, 02/15/28	3,735,816
7,000,000	Zscaler, Inc. 0.125%, 07/01/25	8,614,200

		208,920,438

	Materials (3.0%)
1,250,000	ATI, Inc. 3.500%, 06/15/25	3,893,438
3,000,000	Ivanhoe Mines, Ltd.* 2.500%, 04/15/26	4,575,660
4,159,000	Lithium Americas Corp.µ 1.750%, 01/15/27	3,210,332
5,225,000	MP Materials Corp.*µ 0.250%, 04/01/26	4,748,950

		16,428,380

	Other (0.0%)
135,000	Multiplan Corp.* 6.000%, 10/15/27	92,106

	Real Estate (0.9%)
5,250,000	Pebblebrook Hotel Trustµ 1.750%, 12/15/26	4,585,035

	Utilities (4.3%)
3,750,000	CMS Energy Corp.* 3.375%, 05/01/28	3,739,388
13,250,000	PPL Capital Funding, Inc.* 2.875%, 03/15/28	12,800,162
7,000,000	Southern Company* 3.875%, 12/15/25	7,030,450

		23,570,000

	TOTAL CONVERTIBLE BONDS (Cost $672,094,516)	660,738,024

BANK LOANS (2.5%) ¡

	Airlines (0.1%)
213,750	American Airlines, Inc.‡ 10.338%, 04/20/28 3 mo. SOFR + 4.75%	221,676
216,000	Mileage Plus Holdings, LLC‡ 10.764%, 06/21/27 3 mo. LIBOR + 5.25%	225,585

		447,261

PRINCIPAL AMOUNT		VALUE

	Communication Services (0.2%)
336,000	Clear Channel Outdoor Holdings, Inc.‡ 9.131%, 08/21/26 3 mo. SOFR + 3.50%	$326,340
875	Clear Channel Outdoor Holdings, Inc.‡ 8.933%, 08/21/26 1 mo. SOFR + 3.50%	850
198,803	CMG Media Corp.‡ 8.842%, 12/17/26 3 mo. SOFR + 3.50%	181,053
364,688	DIRECTV Financing, LLC‡ 10.433%, 08/02/27 1 mo. SOFR + 5.00%	362,980
420,000	Entercom Media Corp.‡ 8.131%, 11/18/24 3 mo. SOFR + 2.50%	231,300
73,805	Nexstar Broadcasting, Inc.‡ 7.933%, 09/18/26 1 mo. SOFR + 2.50%	73,891
140,000	Telesat Canada‡ 8.183%, 12/07/26 1 mo. SOFR + 2.75%	86,112
133,650	Univision Communications, Inc.‡ 9.492%, 06/24/29 3 mo. SOFR + 4.25%	133,776

		1,396,302

	Consumer Discretionary (0.5%)
264,338	Caesars Entertainment Corp.‡ 8.555%, 02/06/30 1 mo. SOFR + 3.25%	264,833
264,338	Hanesbrands, Inc.‡ 9.055%, 03/08/30 1 mo. SOFR + 3.75%	264,586
153,526	Life Time Fitness, Inc.‡ 10.050%, 01/15/26 3 mo. SOFR + 4.75%	154,358
135,927	PENN Entertainment, Inc.PENN Entertainment, Inc.‡ 8.169%, 05/03/29 1 mo. SOFR + 2.75%	135,927
449,923	Petco Health and Wellness Company, Inc.‡ 8.754%, 03/03/28 3 mo. SOFR + 3.25%	449,036
553,761	PetSmart, Inc.‡ 9.169%, 02/11/28 1 mo. SOFR + 3.75%	554,254
238,000	SkyMiles IP, Ltd.‡ 9.076%, 10/20/27 3 mo. SOFR + 3.75%	247,777
173,727	TKC Holdings, Inc.‡ 10.933%, 05/15/28 1 mo. LIBOR + 5.50%	163,720
65,000	Windsor Holdings III, LLC! 0.000%, 06/21/30	64,892
444,150	WW International, Inc.‡ 8.933%, 04/13/28 1 mo. SOFR + 3.50%	335,518

		2,634,901

See accompanying Notes to Schedule of Investments

9

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Consumer Staples (0.0%)

125,000	United Natural Foods, Inc.! 0.000%, 10/22/25	$125,346

	Energy (0.0%)
269,325	Par Petroleum, LLC‡ 9.614%, 02/28/30 3 mo. SOFR + 4.25%	268,203

	Financials (0.4%)
264,336	Alliant Holdings Intermediate, LLC‡ 8.722%, 11/05/27 1 mo. SOFR + 3.50%	264,143
205,000	Amynta Agency Borrower, Inc.‡ 10.419%, 02/28/28 1 mo. SOFR + 5.00%	202,455
272,927	AssuredPartners, Inc.‡ 8.819%, 02/12/27 1 mo. SOFR + 3.50%	271,904
205,000	Avolon TLB Borrower 1 (US), LLC‡ 7.755%, 06/22/28 1 mo. SOFR + 2.50%	205,298
134,325	Castlelake Aviation, Ltd.‡ 8.004%, 10/22/27 3 mo. SOFR + 2.75%	134,421
268,650	Hub International, Ltd.‡ 9.072%, 11/10/29 3 mo. SOFR + 4.00%	269,516
375,371	Jazz Financing Lux Sarl‡ 8.933%, 05/05/28 1 mo. LIBOR + 3.50%	375,397
361,350	VFH Parent, LLC‡ 8.405%, 01/13/29 1 mo. SOFR + 3.00%	360,176

		2,083,310

	Health Care (0.3%)
464,335	Amneal Pharmaceuticals, LLC‡ 8.933%, 05/04/25 1 mo. SOFR + 3.50%	442,860
61,750	Bausch Health Companies, Inc.‡ 10.605%, 02/01/27 1 mo. SOFR + 5.25%	50,579
154,497	ICON Luxembourg S.A.R.L.‡ 7.754%, 07/03/28 3 mo. SOFR + 2.25%	154,821
271,171	Mallinckrodt International Finance, SA‡ 10.619%, 09/30/27 1 mo. SOFR + 5.25%	206,048
282,353	Padagis, LLC‡ 10.280%, 07/06/28 3 mo. SOFR + 4.75%	273,412
38,493	PRA Health Sciences, Inc.‡ 7.754%, 07/03/28 3 mo. SOFR + 2.25%	38,574
682,531	Team Health Holdings, Inc.‡ 10.569%, 03/02/27 1 mo. SOFR + 5.25%	471,919

		1,638,213

PRINCIPAL AMOUNT		VALUE

	Industrials (0.3%)
137,200	ACProducts, Inc.‡ 9.754%, 05/17/28 3 mo. LIBOR + 4.25%	$118,438
168,300	Air Canada‡ 8.839%, 08/11/28 3 mo. LIBOR + 3.50%	168,600
342,413	ChampionX Corp.‡ 8.495%, 06/07/29 1 mo. SOFR + 3.25%	343,911
177,780	Emrld Borrower, LP‡ 8.264%, 05/31/30 3 mo. SOFR + 3.00%	178,115
257,400	Scientific Games International, Inc.‡ 8.302%, 04/14/29 1 mo. SOFR + 3.00%	257,379
149,250	Summit Materials, LLC‡ 8.492%, 12/14/27 6 mo. SOFR + 3.00%	150,276
264,523	United Airlines, Inc.‡ 9.292%, 04/21/28 3 mo. LIBOR + 3.75%	265,350

		1,482,069

	Information Technology (0.1%)
260,325	Banff Merger Sub, Inc.‡ 9.183%, 10/02/25 1 mo. SOFR + 3.75%	260,001
218,979	Camelot U.S. Acquisition LLC‡ 8.433%, 10/30/26 1 mo. SOFR + 3.00%	219,048
85,562	Camelot U.S. Acquisition LLC‡ 8.433%, 10/30/26 1 mo. SOFR + 3.00%	85,602
247,496	II-VI, Inc.‡ 8.183%, 07/02/29 1 mo. SOFR + 2.75%	247,744

		812,395

	Information Technology (0.1%)
64,675	CDK Global, Inc.‡ 9.492%, 07/06/29 3 mo. SOFR + 4.25%	64,779
268,244	Dun & Bradstreet Corp.‡ 8.291%, 02/06/26 1 mo. SOFR + 3.00%	268,286

		333,065

	Materials (0.3%)
148,071	American Axle and Manufacturing, Inc.‡ 8.777%, 12/13/29 1 mo. SOFR + 3.50%	148,134
63,704	American Axle and Manufacturing, Inc.‡ 8.436%, 12/13/29 6 mo. SOFR + 3.50%	63,730
275,000	Ineos US Finance, LLC‡ 8.805%, 02/18/30 1 mo. SOFR + 3.50%	272,509
327,806	Innophos, Inc.‡ 8.683%, 02/05/27 1 mo. SOFR + 3.25%	328,319

See accompanying Notes to Schedule of Investments

10

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
135,000	LSF11 A5 Holdco, LLC‡ 9.669%, 10/15/28 1 mo. SOFR + 4.25%	$134,747
133,313	LSF11 A5 HoldCo, LLC‡ 8.933%, 10/15/28 1 mo. SOFR + 3.50%	132,257
134,656	Trinseo Materials Operating SCA! 0.000%, 05/03/28	107,379
254,052	WR Grace & Company‡ 9.313%, 09/22/28 3 mo. LIBOR + 3.75%	254,020

		1,441,095

	Special Purpose Acquisition Companies (0.2%)

242,500	AP Core Holdings II, LLC‡ 10.933%, 09/01/27 1 mo. SOFR + 5.50%	235,175
138,600	Clydesdale Acquisition Holdings, Inc.‡ 9.594%, 04/13/29 1 mo. SOFR + 4.18%	137,524
64,188	Fertitta Entertainment, LLC‡ 9.319%, 01/27/29 1 mo. SOFR + 4.00%	63,607
282,863	Oscar AcquisitionCo, LLC‡ 9.842%, 04/29/29 3 mo. SOFR + 4.50%	279,624
258,050	Patagonia Holdco, LLC‡ 10.789%, 08/01/29 3 mo. SOFR + 5.75%	222,999

		938,929

	TOTAL BANK LOANS (Cost $14,137,480)	13,601,089

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (8.4%)

	Energy (0.0%)

7	Gulfport Energy Corp. 10.000%, 08/31/23 15.000% PIK rate	51,625

	Financials (2.3%)

7,055	Bank of America Corp.‡‡~ 7.250%, 12/31/49	8,592,990
55,295	KKR & Company, Inc.~ 6.000%, 09/15/23	3,862,909

		12,455,899

	Industrials (0.8%)

65,985	Chart Industries, Inc. 6.750%, 12/15/25	4,763,457

	Utilities (5.3%)

123,415	AES Corp.^~ 6.875%, 02/15/24	10,563,090
227,140	NextEra Energy, Inc. 6.219%, 09/01/23	11,243,430

NUMBER OF SHARES		VALUE
156,300	6.926%, 09/01/25	$7,147,599

		28,954,119

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $48,907,570)	46,225,100

COMMON STOCKS (0.2%)

	Communication Services (0.0%)

5,620	Altice USA, Inc. - Class Aµ#	19,052
1,888	Cumulus Media, Inc. - Class Aµ#	11,970

		31,022

	Energy (0.2%)

2,577	Chaparral Energy, Inc.—Class A&#	109,523
795	Chesapeake Energy Corp.^	67,050
18,535	Energy Transfer, LP	246,330
11,035	Enterprise Products Partners, LP	292,538
1,881	EP Energy Corp.&#	13,167
3,560	Magellan Midstream Partners, LP	235,921

		964,529

	Health Care (0.0%)

4,076	Mallinckrodt, PLC^#	6,603

	Special Purpose Acquisition Company (0.0%)

3,168	Intelsat Emergence, SA&#	72,864

	TOTAL COMMON STOCKS (Cost $1,697,159)	1,075,018

PREFERRED STOCKS (0.2%)

	Consumer Discretionary (0.1%)

1,722	Guitar Center, Inc.&	219,555

	Energy (0.1%)

10,285	NuStar Energy, LP‡ 11.151%, 08/30/23 3 mo. USD LIBOR + 5.64%	249,720
4,635	NuStar Energy, LP‡ 12.274%, 08/30/23 3 mo. USD LIBOR + 6.77%	118,470
12,000	NuStar Logistics, LP‡ 12.304%, 01/15/43 3 mo. SOFR + 6.98%	315,240

		683,430

	TOTAL PREFERRED STOCKS (Cost $851,982)	902,985

WARRANTS (0.0%) #

	Energy (0.0%)

13,522	Mcdermott International, Ltd.& 06/30/27, Strike $0.00	1
12,170	Mcdermott International, Ltd. 06/30/27, Strike $0.00	1

	TOTAL WARRANTS (Cost $5,194)	2

See accompanying Notes to Schedule of Investments

11

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

ASSET BACKED SECURITY (0.0%)

	Other (0.0%)
215,000	SVC ABS, LLC Series 2023-1A, Class C* 6.700%, 02/20/53 (Cost $196,896)	$193,677

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.3%)

	Consumer Discretionary (0.2%)
505 6,750,840	Amazon.com, Inc. Call, 01/19/24, Strike $127.50	878,700

	Information Technology (0.1%)
270 6,748,920	Palo Alto Networks, Inc. Call, 01/19/24, Strike $250.00	729,000

	TOTAL PURCHASED OPTIONS (Cost $1,397,940)	1,607,700

TOTAL INVESTMENTS (147.3%) (Cost $822,758,663)		807,911,420

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-16.8%)		(92,000,000)

LIABILITIES, LESS OTHER ASSETS (-30.5%)		(167,464,962)

NET ASSETS (100.0%)		$548,446,458

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $325,065,216.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
&	Illiquid security.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2023.
‡‡	Perpetual maturity.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $6,246,567.
#	Non-income producing security.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

12

Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Dynamic Convertible and Income Fund (the “Fund”, or “Trust”) was organized as a Delaware statutory trust on March 11, 2014 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 27, 2015.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest primarily in a portfolio of convertible securities (including synthetic convertibles, which are single instruments, or multiple instruments held in concert, that are composed of two or more securities with investment characteristics that, when taken together, resemble those of traditional convertible securities) and debt and equity income-producing securities, as well as other investments that generate current income and dividends, including but not limited to common and preferred stocks, investment grade and below investment grade (high-yield or “junk”) bonds, loans, equity-linked notes, and floating rate securities (referred to throughout as “income-producing securities”). Under normal circumstances, at least 80% of the Fund’s managed assets will be invested in convertible securities and income-producing securities, with at least 50% of the Fund’s managed assets invested in convertible securities (including synthetic convertible securities, which are single instruments, or multiple instruments held in concert, that are composed of two or more securities with investment characteristics that, when taken together, resemble those of traditional convertible securities). The Fund may invest up to 50% of its managed assets in securities of foreign issuers, with up to 15% of its managed assets in securities issued by foreign issuers in emerging markets. The Fund may invest up to 20% of its managed assets in high-yield non-convertible bonds (excluding such securities held to create synthetic convertible securities). In addition, the Fund may invest all or substantially all of its managed assets in below investment grade convertible securities (including non-convertible securities held to create synthetic convertible securities); provided that, the Fund may invest up to 15% of its managed assets in convertible and non-convertible securities rated below B3 by Moody’s or below B- by Standard & Poor’s. As such, the Fund’s portfolio may at times consist entirely or primarily of below investment grade securities, including high-yield bonds. The Fund may invest up to 15% of its managed assets in illiquid securities. The Fund may invest up to 10% of its managed assets in the equity securities of REITs and up to 10% of its managed assets in the equity securities of MLPs; however, convertible securities are excluded from each of these limitations. The Fund may invest in securities with a broad range of maturities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The Trust’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust, have designated Calamos Advisors LLC (“Calamos Advisors”, or the “Advisor”) to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As “valuation designee” the Calamos Advisors has adopted procedures to guide the determination of the NAV on any day on which the Fund’s NAVs are determined. The valuation of the Fund’s investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board of Trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board of Trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board of Trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board of Trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

The Fund also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2023 was as follows*:

Cost basis of investments	$822,758,663

Gross unrealized appreciation	49,342,291
Gross unrealized depreciation	(64,189,534)

Net unrealized appreciation (depreciation)	$(14,847,243)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

The Fund has MRPS issued with an aggregate liquidation preference of $92.0 million, divided into four series with different mandatory redemption dates and dividend rates.

The table below summarizes the key terms of each series of the MRPS at July 31, 2023.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series B	9/06/24	4.00%	850	$25	$21,250,000
Series C	9/06/27	4.24%	860	$25	$21,500,000
Series D	8/24/26	2.45%	1,120	$25	$28,000,000
Series E	5/24/27	2.68%	850	$25	$21,250,000

					$92,000,000

On September 6, 2022, $21,500,000 of Series A MRPS were redeemed at $25.01 per share.

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

During the period ended July 31, 2023, all MRPS were rated `AA-’ by Kroll Bond Rating Agency LLC (“KBRA”). If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by Kroll. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Kroll, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” with the Statement of Operations.

With regard to the Series B and C MRPS, so long as any MRPS are outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than non-cash distributions) with respect to Fund shares ranking junior to or on parity with the MRPS, unless (1) the Fund has satisfied the MRPS Overcollateralization Test (as defined below) on at least one “valuation date” in the preceding 65 calendar days, (2) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test (as defined below), (3) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the holders of MRPS and (4) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption or deposited sufficient monies with the Fund’s paying agent for that purpose, subject to certain grace periods and exceptions.

MRPS Asset Coverage Test: Asset coverage with respect to all outstanding senior securities and preferred shares, including the MRPS, determined in accordance with Section 18(h) of the 1940 Act, on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of determination, must be greater than or equal to 225%.

MRPS Overcollateralization Test: So long as Fitch or any other NSRSO, such as Kroll, is then rating any class of the outstanding MRPS pursuant to the request of the Fund, satisfaction of only those overcollateralization ratios applicable to closed-end fund issuers with the same rating(s) as the Fund’s MRPS’ then-current rating(s) issued by Fitch or such other NSRSO, such as Kroll, by application of the applicable rating agency guidelines.

With regard to Series D and E MRPS, for so long as any MRPS are Outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares of beneficial interest, if any, ranking junior to the MRPS as to dividends or upon liquidation (collectively “non-cash distributions”) with respect to Common Shares or any other shares of the Series or Fund ranking junior to or on a parity with the MRPS as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Fund ranking junior to the MRPS as to dividends and upon liquidation) or any such parity shares (except by conversion into or exchange for shares of the Fund ranking junior to or on a parity with the MRPS as to dividends and upon liquidation), unless (1) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test, (2) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the Holders of MRPS, and (3) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption contained in Section 3(a) or deposited sufficient monies with the Paying Agent for that purpose (without regard to the provisions of the Special Proviso); provided that the Fund may make any distributions reasonably necessary for the Fund to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to avoid excise tax under Section 4982 of the Internal Revenue Code (“Tax Required Payments”). For the avoidance of doubt, any such Tax Required Payments would only be paid to holders of Common Shares after full cumulative dividends due on or prior to the date of the applicable distribution and any mandatory redemptions occurring on or prior to the date of the applicable distribution have been paid to the holders of MRPS.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.